Segment analysis - Segment Results (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 USD ($) customer	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 USD ($) customer
Segment analysis
Revenue	$ 1,255	$ 1,303	$ 2,386	$ 2,440
Adjusted EBITDA	$ 151	$ 181	$ 281	$ 326
Number of customers accounting for greater than 10% of revenue | customer	1	1	1	1
Europe
Segment analysis
Revenue	$ 555	$ 533	$ 1,041	$ 1,032
Adjusted EBITDA	64	61	113	117
Americas
Segment analysis
Revenue	700	770	1,345	1,408
Adjusted EBITDA	$ 87	$ 120	$ 168	$ 209